Commitments and Contingencies - Narrative (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Sep. 30, 2019 business	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Number of wholly owned businesses spun out from the corporate structure | business		2
Tax expense incurred upon reorganization transaction			$ 251.8
Operating lease agreement, rent payment			$ 14.0	$ 11.3	$ 8.7
Compuware Corporation
Loss Contingencies [Line Items]
Payment for estimated tax liability	$ 265.0